Segment reporting	12 Months Ended
Apr. 30, 2025
Segment Reporting
Segment reporting

23. Segment reporting

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the CEO (“Chief Executive Officer”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Group operates in a single business segment which is the provision of electrical installation and licensing services for greenfield, brownfield and ad hoc electrical installation projects. No operating segments have been aggregated to form the following reportable operating segment.

The Group’s non-current assets are based in Singapore.

The Group’s revenue is derived from Singapore.

Information about major customers

The following table sets forth a summary of single customers who represent 10% or more of the Group’s revenue:

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Customer A	15,381,429	12,637,595	4,697,422	3,598,454
Customer B	1,125,466	4,759,149	-	-
Customer C	-	-	2,676,037	2,049,975
Customer D	-	-	2,302,648	1,763,941
	16,506,895	17,396,744	9,676,107	7,412,370